Risk/Return Detail Data - FidelityWorldwideFund-AMCIZPRO	Dec. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Worldwide Fund/Fidelity Advisor® Worldwide Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Worldwide Fund seeks growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 18 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 114% of the average value of its portfolio.
Portfolio Turnover, Rate	114.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 18 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing in securities issued throughout the world.Normally investing primarily in common stocks.Allocating investments across different countries and regions.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	11.90%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	26.46%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(17.25%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Fidelity Advisor Worldwide Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%	[3]
Total annual operating expenses	0.95%
1 year	$ 666
3 years	860
5 years	1,070
10 years	1,674
1 Year	666
3 Years	860
5 Years	1,070
10 Years	$ 1,674
2013	31.19%
2014	0.12%
2015	3.20%
2016	(0.92%)
2017	29.11%
2018	(4.62%)
2019	28.53%
2020	30.49%
2021	18.32%
2022	(25.92%)
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Fidelity Advisor Worldwide Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%	[3]
Total annual operating expenses	1.71%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 274
3 years	539
5 years	928
10 years	1,818
1 Year	174
3 Years	539
5 Years	928
10 Years	$ 1,818
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Fidelity Advisor Worldwide Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.24%
Total annual operating expenses	1.21%
1 year	$ 469
3 years	721
5 years	992
10 years	1,765
1 Year	469
3 Years	721
5 Years	992
10 Years	$ 1,765
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Fidelity Advisor Worldwide Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%	[3]
Total annual operating expenses	0.68%
1 year	$ 69
3 years	218
5 years	379
10 years	847
1 Year	69
3 Years	218
5 Years	379
10 Years	$ 847
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Fidelity Advisor Worldwide Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.55%
1 year	$ 56
3 years	176
5 years	307
10 years	689
1 Year	56
3 Years	176
5 Years	307
10 Years	$ 689
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Return Before Taxes | Fidelity Advisor Worldwide Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(30.18%)
Past 5 years	5.73%
Past 10 years	8.64%
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Return Before Taxes | Fidelity Advisor Worldwide Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(27.21%)
Past 5 years	6.14%
Past 10 years	8.62%
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Return Before Taxes | Fidelity Advisor Worldwide Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(28.68%)
Past 5 years	5.95%
Past 10 years	8.60%
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Return Before Taxes | Fidelity Advisor Worldwide Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(25.69%)
Past 5 years	7.29%
Past 10 years	9.59%
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | Return Before Taxes | Fidelity Advisor Worldwide Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(25.60%)
Since Inception	5.82%	[5]
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | After Taxes on Distributions | Fidelity Advisor Worldwide Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(31.11%)
Past 5 years	3.77%
Past 10 years	6.82%
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | After Taxes on Distributions and Sales | Fidelity Advisor Worldwide Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(17.19%)
Past 5 years	4.46%
Past 10 years	6.73%
FidelityWorldwideFund-AMCIZPRO | Fidelity Worldwide Fund | F0341
Risk/Return:
Label	MSCI World Index
Past 1 year	(17.81%)
Past 5 years	6.58%
Past 10 years	9.31%

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	AThe management fee is comprised of a basic fee of 0.65% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI World Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[3]	BAdjusted to reflect current fees.
[4]	BOn Class C shares redeemed less than one year after purchase.
[5]	AFrom October 2, 2018.